Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Prospectus, Summary Prospectus and Statement of Additional
Information for each series of the Trust
listed in Appendix A (each a “Fund”)

Dated December 30, 2024

Notwithstanding anything to the contrary in the prospectus, summary prospectus and statement of additional information for each of the Funds, effective as of the commencement of the next Outcome Period after February 28, 2025 for each Fund, as applicable, each Fund listed in the table below will implement a new 80% investment policy in accordance Rule 35d-1 under the Investment Company Act of 1940, as amended, as detailed below:

Fund Name	Current 80% Investment Policy	New 80% Investment Policy
Innovator U.S. Equity Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – February	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – March	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – May	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – August	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – September	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – November	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Buffer ETF™ – December	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Power Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – February	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – March	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – May	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Power Buffer ETF™ – August	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – September	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – November	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Power Buffer ETF™ – December	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – February	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Ultra Buffer ETF™ – March	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – May	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – August	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – September	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Ultra Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – November	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Ultra Buffer ETF™ – December	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – February	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – March	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).

Innovator International Developed Power Buffer ETF™ – May	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – August	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – September	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator International Developed Power Buffer ETF™ – November	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).

Innovator International Developed Power Buffer ETF™ – December	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator Emerging Markets Power Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Innovator Emerging Markets Power Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Innovator Emerging Markets Power Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Innovator Emerging Markets Power Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).

Innovator Growth-100 Power Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – August	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – September	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – November	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth-100 Power Buffer ETF™ – December	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).

Innovator U.S. Small Cap Power Buffer ETF™ – January	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – April	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – June	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – August	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – September	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – October	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).

Innovator U.S. Small Cap Power Buffer ETF™ – November	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Small Cap Power Buffer ETF™ – December	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).
Innovator U.S. Equity Accelerated Plus ETF® – January	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated Plus ETF® – April	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator U.S. Equity Accelerated Plus ETF® – July	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated Plus ETF® – October	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Growth Accelerated Plus ETF® – January	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).

Innovator Growth Accelerated Plus ETF® – April	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth Accelerated Plus ETF® – July	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Growth Accelerated Plus ETF® – October	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator U.S. Equity Accelerated ETF® – Quarterly	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), an exchange-traded fund registered under the Investment Company Act of 1940 (the “1940 Act”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Growth Accelerated ETF® – Quarterly	The Fund invests at least 80% of its net assets in a portfolio of FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator Uncapped Accelerated U.S. Equity ETF™	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in FLEX Options that provide economic exposure to those companies identified as constituents of the S&P 500 Index.	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Defined Wealth Shield ETF	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”).
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator U.S. Equity 10 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Innovator International Developed 10 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the iShares MSCI EAFE ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares MSCI EAFE ETF (the “Underlying ETF”).
Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”).
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares Russell 2000 ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares Russell 2000 ETF (the “Underlying ETF”).

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 6 Mo Jan/Jul	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 6 Mo Apr/Oct	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 1 Yr July	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 1 Yr August	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator Equity Defined Protection ETF™ – 1 Yr September	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 1 Yr October	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 1 Yr November	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 1 Yr December	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 2 Yr to January 2026	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 2 Yr to April 2026	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2026	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Innovator Equity Defined Protection ETF™ – 2 Yr to October 2026	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”).

Please Keep This Supplement With Your Prospectus, Summary Prospectus and Statement of Additional Information For Future Reference

Appendix A

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – August

Innovator Growth-100 Power Buffer ETF™ – September

Innovator Growth-100 Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – November

Innovator Growth-100 Power Buffer ETF™ – December

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – December

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – December

Innovator Defined Wealth Shield ETF

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2025

Innovator Equity Defined Protection ETF™ – 2 Yr to January 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to April 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to July 2026

Innovator Equity Defined Protection ETF™ – 2 Yr to October 2026

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Equity Defined Protection ETF™ – 1 Yr August

Innovator Equity Defined Protection ETF™ – 1 Yr September

Innovator Equity Defined Protection ETF™ – 1 Yr October

Innovator Equity Defined Protection ETF™ – 1 Yr November

Innovator Equity Defined Protection ETF™ – 1 Yr December

Innovator Equity Defined Protection ETF™ – 6 Mo Jan/Jul

Innovator Equity Defined Protection ETF™ – 6 Mo Apr/Oct

Innovator Growth Accelerated Plus ETF® – January

Innovator Growth Accelerated Plus ETF® – April

Innovator Growth Accelerated Plus ETF® – July

Innovator Growth Accelerated Plus ETF® – October

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated Plus ETF® – January

Innovator U.S. Equity Accelerated Plus ETF® – April

Innovator U.S. Equity Accelerated Plus ETF® – July

Innovator U.S. Equity Accelerated Plus ETF® – October

Innovator Uncapped Accelerated U.S. Equity ETF™